COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments [Line Items]
Rental expense	$ 594,000	$ 554,000
Minimum annual rental commitments of the Bank under all non-cancelable leases [Abstract]
2014	489,000
2015	399,000
2016	329,000
2017	294,000
2018	294,000
Thereafter	888,000
Total	2,693,000
Contingent liability benefit reimbursement period	1 year
Change of control contingent liability	2,200,000
Maximum [Member]
Commitments [Line Items]
Lease terms	10 years
Optional commitments to sell mortgage loans to investors [Member]
Commitments [Line Items]
Commitments	$ 1,700,000	$ 7,500,000